Consolidated Statement of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Share Capital [Member]	Shares to be Issued [Member]	Warrants [Member]	Contributed Surplus [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]
Balance at beginning of period at Dec. 31, 2020	$ 115,555	$ 178,231	$ 398	$ 2,560	$ 4,234	$ (115,549)	$ 45,681
Balance at beginning of period (in shares) at Dec. 31, 2020		97,245,223
Changes in equity [abstract]
Net loss	(72,711)	$ 0		0	0	(72,711)	0
Other comprehensive (loss) income	57,859	0		0	0	0	57,859
Comprehensive income (loss)	(14,852)	0		0	0	(72,711)	57,859
Other equity movements
Shares issued for equity raises	319,715	$ 314,756		4,959	0	0	0
Shares issued for equity raises (in shares)		58,682,500
Shares issued on vesting/exercise of RSU	0	$ 990		0	(990)	0	0
Shares issued on vesting/exercise of RSU (in shares)		317,313
Shares issued on vesting of DSU	0	$ 48		0	(48)	0	0
Shares issued on vesting of DSU (in shares)		42,500
Shares issued on exercise of warrants	26,391	$ 31,679		(5,288)	0	0	0
Shares issued on exercise of warrants (in shares)		8,661,887
Shares issued on exercise of options	723	$ 1,207		0	(484)	0	0
Shares issued on exercise of options (in shares)		170,639
Shares issued on exercise of warrant liability	109,288	$ 109,288		0	0	0	0
Shares issued on exercise of warrant liability (in shares)		4,089,999
Shares issued on settlement of accounts payable	0	$ 398	(398)	0	0	0	0
Shares issued on settlement of accounts payable (in shares)		380,000
Expiry of broker warrants	0	$ 0		(68)	68	0	0
Share based payments	9,876	0		0	9,876	0	0
Share based payments tax withholding	(728)	0		0	(728)	0	0
Balance at ending of period at Dec. 31, 2021	$ 565,968	$ 636,597	$ 0	2,163	11,928	(188,260)	103,540
Balance at ending of period (in shares) at Dec. 31, 2021	97,245,223	169,590,061
Changes in equity [abstract]
Net loss	$ (242,813)	$ 0		0	0	(242,813)	0
Other comprehensive (loss) income	(103,540)	0		0	0	0	(103,540)
Comprehensive income (loss)	(346,353)	0		0	0	(242,813)	(103,540)
Other equity movements
Shares issued for equity raises	124,771	$ 124,771		0	0	0	0
Shares issued for equity raises (in shares)		49,646,368
Shares issued on vesting/exercise of RSU	0	$ 5,601		0	(5,601)	0	0
Shares issued on vesting/exercise of RSU (in shares)		1,197,499
Shares issued on vesting of DSU	0	$ 574		0	(574)	0	0
Shares issued on vesting of DSU (in shares)		76,296
Shares issued under employee stock purchase plan	84	$ 84		0	0	0	0
Shares issued under employee stock purchase plan (in shares)		33,022
Shares issued on exercise of warrants	1	$ 3		(2)	0	0	0
Shares issued on exercise of warrants (in shares)		863
Shares issued on exercise of options	6	$ 11		0	(5)	0	0
Shares issued on exercise of options (in shares)		3,333
Expiry of broker warrants	0	$ 0		(39)	39	0	0
Share based payments	6,913	0		0	6,913	0	0
Balance at ending of period at Dec. 31, 2022	$ 351,390	$ 767,641		$ 2,122	$ 12,700	$ (431,073)	$ 0
Balance at ending of period (in shares) at Dec. 31, 2022	169,590,061	220,547,442